Right of use assets (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Right Of Use Assets, Gross	$ 3,582,747	$ 3,582,747
Accumulated Amortization	2,917,617	2,323,655
Right Of Use Assets, Net	665,130	1,259,092
Office Building [Member]
Right Of Use Assets, Gross	1,725,414	1,725,414
Accumulated Amortization	1,186,673	915,773
Right Of Use Assets, Net	538,741	809,641
Aircraft [Member]
Right Of Use Assets, Gross	1,847,617	1,847,617
Accumulated Amortization	1,728,958	1,407,743
Right Of Use Assets, Net	118,659	439,874
Printer
Right Of Use Assets, Gross	9,716	9,716
Accumulated Amortization	1,986	139
Right Of Use Assets, Net	$ 7,730	$ 9,577